Income Taxes (Components) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	CAD (67)	CAD 20
Income tax expense (recovery)	(22)	93
Supplemental Tax Information [Abstract]
Income before provision for income taxes	244	545
Income taxes, at statutory income tax rates	76	169
Canada [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	13	42
Deferred income taxes	(113)	11
Operating loss carry forwards	(2)	(4)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	71	349
United States [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	18	26
Deferred income taxes	151	14
Operating loss carry forwards	(104)	0
Supplemental Tax Information [Abstract]
Income before provision for income taxes	44	137
Other [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	15	5
Deferred income taxes	0	(1)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	CAD 129	CAD 59